UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09373

Oppenheimer Senior Floating Rate Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Corporate Loans—97.7%
Consumer Discretionary—29.2%
Auto Components—3.6%
Affinia Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 4/25/20[1]	$	35,483,588	$	35,882,765
Allison Transmission, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 3.75%, 8/23/19[1]		26,895,968		27,118,694
Federal Mogul Corp., Sr. Sec. Credit Facilities Term Loan: Tranche B, 2.108%-2.118%, 12/29/14[1]		35,909,792		35,602,009
Tranche C, 2.108%-2.118%, 12/28/15[1]		23,091,358		22,893,442
FleetPride, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 11/19/19[1]		33,812,093		33,009,056
Goodyear Tire & Rubber Co. (The), Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.75%, 4/30/19[1]		89,715,000		90,696,303
Key Safety Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/10/18[1]		41,397,939		41,949,898
Metaldyne LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/18/18[1]		51,801,737		52,211,852
Remy International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/5/20[1]		25,807,907		26,001,466
Schaeffler AG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.25%, 1/27/17[1]		71,883,684		72,431,438
Sequa Automotive Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 11/15/18[1]		30,271,250		30,384,767
TI Group Auto Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/28/19[1]		57,729,975		58,433,588
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/23/20[1]		51,795,100		52,539,655
Transtar Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/9/18[1]		31,029,783		31,184,932
UCI International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/26/17[1]		15,603,330		15,700,850

				626,040,715
Automobiles—0.0%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 5.333%, 8/3/13[2]		53,103,690		165,949
Distributors—0.9%
99 Cents Only Stores, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B1, 5.25%, 1/11/19[1]		33,588,701		33,725,172
Tranche B2, 4.50%, 1/11/19[1]		4,790,846		4,836,757
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 4/10/19[1]		16,611,677		16,720,699
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 4/30/20[1]		31,020,835		32,029,012
Container Store, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 4/6/19[1]		31,753,955		31,832,958

1	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Distributors Continued
Sprouts Farmers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 4/23/20[1]	$	27,148,015	$	27,283,755
Toys R US Property Co. I LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6%, 7/31/19[1]		16,520,000		16,193,730

				162,622,083
Diversified Consumer Services—1.4%
Audio Visual Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 11/9/18[1]		23,062,050		23,465,636
Audio Visual Services Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.75%, 5/9/18[1]		10,545,000		10,663,631
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/15/18[1]		73,411,161		73,655,840
Learning Care Group No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 5/8/19[1]		23,077,163		23,206,972
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/23/18[1]		28,086,821		28,355,977
Sedgwick Claims Management Service, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/12/18[1]		20,768,744		20,853,128
Sedgwick Claims Management Service, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8%, 12/12/18[1]		29,550,000		30,067,125
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/27/17[1]		13,131,513		13,153,403
TransFirst Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 6/27/18[1]		12,020,000		12,215,325

				235,637,037
Hotels, Restaurants & Leisure—5.8%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/22/16[1]		37,503,074		37,896,856
AMF Bowling Centers, Inc., Sr. Sec. Credit Facilities Exit 1st Lien Term Loan, 8.75%, 6/29/18[1]		39,234,375		39,160,811
Allfelx Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/17/20[1]		38,500,000		38,740,625
American Casino & Entertainment Properties, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 7/3/19[1]		19,950,000		20,240,931
American Seafoods Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%-5.178%, 3/18/18[1]		16,595,528		16,554,038
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 3/1/17[1]		46,160,358		46,614,761
Caesars Entertainment Operating Co., Inc., Extended Sr. Sec. Credit Facilities Term Loan, 4.488%, 1/28/18[1]		42,092,143		38,678,723
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.488%, 1/28/18[1]		113,955,245		107,244,535
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 9/17/20[1]		124,490,000		123,128,453
Corner Investment Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 11%, 11/2/19[1]		13,395,000		13,662,900

2	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Hotels, Restaurants & Leisure Continued
Equinox Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%-5.425%, 1/31/20[1]	$	20,890,025	$	21,072,813
Focus Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%-5.425%, 2/21/18[1]		29,722,804		29,819,255
Golden Nugget Biloxi, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10%, 11/29/16[1]		20,000,000		20,100,000
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.176%, 6/30/14[1]		39,229,546		39,066,077
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.176%, 6/30/14[1]		20,599,619		20,513,780
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.42%, 11/2/14[1]		8,304,812		8,273,669
Great Wolf Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 7/6/20[1]		29,925,000		30,041,887
Horseshoe Baltimore, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.25%, 7/2/20[1]		8,835,000		9,144,225
Jacobs Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 10/29/18[1]		17,084,944		17,181,046
Landry’s, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/24/18[1]		51,400,398		51,871,586
MGM Resorts International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 12/20/19[1]		16,167,262		16,189,153
Oceania Cruises, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 7/2/20[1]		30,000,000		30,268,740
Peninsula Gaming LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 11/20/17[1]		28,085,772		28,233,728
Peppermill Casinos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 11/9/18[1]		21,135,934		21,523,419
Pinnacle Operating Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/15/18[1]		28,191,139		28,426,056
ROC Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 6/20/19[1]		20,000,000		19,641,660
Revel Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 13.775%, 5/20/18[1]		34,044,607		32,342,376
Town Sports International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 4/27/18[1]		33,425,017		33,519,041
US Foods, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 3/31/19[1]		78,059,363		78,264,268

				1,017,415,412
Household Durables—2.0%
Britax US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.10%, 10/8/20[1]		26,755,000		26,855,331
KIK Custom Products, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/29/19[1]		45,316,425		44,731,073
KIK Custom Products, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/29/19[1]		25,430,000		25,191,594

3	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Household Durables Continued
Party City Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/27/19[1]	$	45,444,791	$	45,643,612
Renfro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 1/30/19[1]		19,696,163		19,671,542
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 8/19/19[1]		42,785,000		42,989,641
SRAM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 4/10/20[1]		26,902,756		26,970,012
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/13/19[1]		19,515,000		19,697,953
Steinway Musical Instruments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 9/11/20[1]		10,070,000		10,321,750
Sun Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 3/23/20[1]		63,386,001		61,220,292
Wilton Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/30/18[1]		31,971,138		29,733,159

				353,025,959
Leisure Equipment & Products—1.7%
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/14/20[1]		50,000,000		50,106,250
Four Seasons Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 6/27/20[1]		18,000,000		18,202,500
Four Seasons Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.25%, 12/27/20[1]		10,000,000		10,300,000
Hilton Worldwide Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 9/17/20[1]		67,015,000		67,479,950
Intrawest ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 12/4/17[1]		19,949,749		20,248,995
Pinnacle Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 8/13/20[1]		29,925,000		29,987,334
Playa Resorts Holding BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 8/9/19[1]		20,000,000		20,212,500
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 3/2/20[1]		67,077,588		67,762,048
Stockbridge/SBE Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 13%, 5/2/17[1]		6,725,000		7,363,875
Yonkers Racing Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 8/16/19[1]		10,000,000		9,950,000

				301,613,452
Media—11.0%
Activision Blizzard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 9/1/20[1]		49,800,000		50,008,961
Affinion Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/9/16[1]		102,467,348		101,506,716
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16[2,3]		26,028,898		2,602,890

4	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Media Continued
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.50%-5.50%, 7/2/19[1]	$	2,050,000	$	2,052,562
Atlantic Broadband Penn LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 11/30/19[1]		19,193,960		19,205,956
Catalina Marketing Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/4/20[1]		50,000,000		50,375,000
Cenveo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 2/13/17[1]		22,961,118		23,291,184
Cinram International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 0.432%, 12/31/13[2]		577,191		2,889
Clear Channel Capital I LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.918%, 1/30/19[1]		91,395,068		87,647,870
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.818%, 1/29/16[1]		106,463,265		103,525,624
Cumulus Media Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/17/18[1]		24,028,945		24,244,197
DG FastChannel, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 7/26/18[1]		26,981,441		27,127,599
Formula One, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 4/30/19[1]		81,771,693		82,529,799
FoxCo Acquisition Sub LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/14/17[1]		77,502,294		77,938,245
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/18/19[1]		80,544,977		71,005,472
Granite Broadcasting Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 5/23/18[1]		18,697,259		18,790,745
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 4.75%, 10/12/19[1]		15,996,401		16,096,379
Hemishpere Media Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 7/30/20[1]		18,822,825		18,940,468
Hoyts Cinemas Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 5/30/20[1]		25,986,870		26,035,595
Hoyts Cinemas Group, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 11/30/20[1]		9,250,000		9,377,188
IMG Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/16/16[1]		18,566,549		18,641,744
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 4/2/18[1]		142,466,201		143,432,976
Lions Gate Entertainment Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5%, 7/19/20[1]		32,500,000		32,672,250
Live Nation Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 8/14/20[1]		18,970,000		19,017,425
McGraw-Hill Global Education Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9%, 3/22/19[1]		26,989,375		27,487,005
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 3.25%-4.25%, 7/31/20[1]		96,350,000		96,952,188

5	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Media Continued
Mediacom Broadband LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche G, 4%, 1/20/20[1]	$	9,949,749	$	9,968,325
Tranche H, 3.25%, 1/29/21[1]		19,451,250		19,390,465
Mediacom Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.50%, 10/23/17[1]		7,814,423		7,824,191
Merrill Communications LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 3/8/18[1]		31,543,384		31,908,120
NEP Broadcasting LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 1/22/20[1]		52,950,917		53,321,573
Nine Entertainment Co. Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 2/5/20[1]		19,900,000		19,819,166
Nine Entertainment Co. Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 2/5/20[1]		25,000,000		25,054,700
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 6/9/17[1]		22,302,802		22,470,073
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 6/11/18[1]		7,000,000		7,035,000
Penton Business Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/1/19[1]		33,440,000		33,161,344
Quebecor Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 7/31/20[1]		21,770,000		21,561,378
RCN Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 3/1/20[1]		41,831,049		42,092,493
Radio One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 3/31/16[1]		35,939,155		36,905,020
Salem Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/13/20[1]		27,409,593		27,569,254
TWCC Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7%, 6/26/20[1]		48,721,153		50,121,887
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B2, 4.50%, 3/1/20[1]		67,218,634		67,560,710
Tranche C2, 4.50%, 3/1/20[1]		19,456,115		19,555,127
Tranche C3, 4%, 3/1/20[1]		48,138,100		48,142,384
Virgin Media Investment Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 6/8/20[1]		25,000,000		25,247,775
WaveDivision Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 10/12/19[1]		43,930,562		44,040,389
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/1/19[1]		158,625,843		160,043,640

				1,923,301,941
Multiline Retail—1.2%
Hudson’s Bay Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 10/7/20[1]		45,770,000		46,433,665
J.C. Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 5/22/18[1]		48,549,363		47,135,848

6	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Multiline Retail Continued
Neiman Marcus Group Ltd., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 10/16/20[1]	$	114,945,000	$	115,830,996

				209,400,509
Specialty Retail—1.5%
Anchor Hocking LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 5/21/20[1]		24,329,463		24,582,903
Burlington Coat Factory Investments Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 2/23/17[1]		72,876,586		73,332,066
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/26/19[1]		92,498,483		93,689,401
Jo-Ann Stores, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 3/16/18[1]		21,658,009		21,678,324
Leslie’s Poolmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/16/19[1]		32,708,783		32,905,036
Toys R US Delaware, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 6%, 9/1/16[1]		8,148,779		7,646,269
Tranche B2, 5.25%, 5/25/18[1]		16,755,498		15,223,074

				269,057,073
Textiles, Apparel & Luxury Goods—0.1%
Visant Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/22/16[1]		21,228,963		20,845,844
Consumer Staples—4.0%
Beverages—0.1%
Ferrara Candy Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 6/18/18[1]		19,335,342		18,578,035
Food & Staples Retailing—1.6%
Albertsons LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/21/19[1]		47,261,902		47,429,114
Albertsons LLC, Sr. Sec. Credit Facilities Incremental 1st Lien Term Loan, Tranche B2, 4.75%, 3/21/19[1]		12,880,000		12,900,131
BJ’S Wholesale Club, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/26/19[1]		25,033,997		25,083,789
Fairway Group Acquisition, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 8/17/18[1]		31,677,508		31,816,097
Rite Aid Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 6, 4%, 2/21/20[1]		27,362,500		27,519,260
Rite Aid Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 1, 5.75%, 8/21/20[1]		36,533,334		37,484,735
Smart & Final, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 11/15/19[1]		56,676,395		56,860,593
Smart & Final, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 11/15/20[1]		13,015,385		13,275,692
Supervalu, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 3/21/19[1]		37,224,132		37,507,184

				289,876,595

7	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Food Products—2.2%
Advancepierre Foods, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 7/10/17[1]	$	45,917,302	$	46,280,829
Advancepierre Foods, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/10/17[1]		8,750,000		8,892,188
CSM Bakery Supplies, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 7/3/20[1]		35,057,138		34,969,495
CSM Bakery Supplies, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 7/5/21[1]		13,840,000		13,984,171
Del Monte Foods Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 3/8/18[1]		36,016,114		36,119,661
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 3.75%-4.932%, 4/1/20[1]		39,536,685		39,660,240
Tranche B, 4.50%, 8/11/20[1]		31,770,000		31,869,281
HJ Heinz Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.50%, 6/5/20[1]		39,900,000		40,246,691
Hostess Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/9/20[1]		29,748,052		30,640,493
JBS USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/25/18[1]		16,619,413		16,702,510
JBS USA LLC., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 9/13/20[1]		30,000,000		29,962,500
Lineage Logistics LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/26/19[1]		25,431,263		25,441,867
Performance Food Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.25%, 11/14/19[1]		23,785,388		23,636,729

				378,406,655
Personal Products—0.1%
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 11/20/17[1]		10,018,796		10,095,499
Energy—5.5%
Energy Equipment & Services—4.7%
Ameriforge Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 12/19/19[1]		19,371,162		19,552,767
Ameriforge Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/21/20[1]		18,710,000		18,967,263
Atlas Energy LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 7/31/19[1]		20,000,000		20,350,000
Blackbrush Texstar Borrower LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 6/4/19[1]		24,521,775		25,012,211
Chesapeake Energy Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.75%, 12/2/17[1]		85,078,000		87,093,328
Drillships Financing Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6%, 3/31/21[1]		99,789,900		101,567,457
EXCO Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 8/1/19[1]		24,937,500		25,007,325

8	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Energy Equipment & Services Continued
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.875%, 9/20/20[1]	$	38,325,000	$	38,672,186
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.375%, 7/18/20[1]		38,115,000		38,857,442
Harvey Gulf International Marine LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 6/18/20[1]		50,205,000		50,581,538
Larchmont Resources LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 8/7/19[1]		24,937,500		25,051,788
NFR Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[1]		38,730,000		38,959,979
Offshore Group Investment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 3/28/19[1]		32,675,800		33,070,622
Pacific Drilling SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/3/18[1]		23,396,363		23,568,911
ProPetro Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 9/25/19[1]		107,770,000		108,376,206
Quicksilver Resources, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7%, 6/21/19[1]		52,050,000		51,139,125
Saxon Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/15/19[1]		22,681,624		22,812,043
Sheridan Investment Partners I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 10/1/19[1]		47,777,463		47,936,705
Sheridan Production Partners I-A LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 10/1/19[1]		6,330,905		6,359,920
Sheridan Production Partners I-M LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 10/1/19[1]		3,866,954		3,884,676
Vantage Drilling Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 10/25/17[1]		38,333,861		38,797,049

				825,618,541
Oil, Gas & Consumable Fuels—0.8%
Philadelphia Energy Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 4/4/18[1]		59,702,519		52,687,473
Samson Investment Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6%, 9/25/18[1]		83,895,000		84,760,209

				137,447,682
Financials—3.9%
Capital Markets—1.0%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.168%, 5/13/17[1]		80,968,121		80,644,249
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.50%, 2/28/19[1]		28,250,000		27,820,374
Walter Investment Management Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/28/17[1]		59,766,346		60,466,748

				168,931,371
Commercial Banks—1.0%
Hub International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/17/20[1]		104,560,000		105,180,877

9	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Commercial Banks Continued
Springleaf Financial Funding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%, 9/25/19[1]	$	71,655,000	$	72,192,413

				177,373,290
Consumer Finance—0.2%
Fly Leasing Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/8/18[1]		34,054,850		34,318,775
Diversified Financial Services—0.4%
Altisource Portfolio Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 11/27/19[1]		36,757,946		37,056,605
Guggenheim Partners Investment Management, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/22/20[1]		31,950,000		32,141,700

				69,198,305
Insurance—1.1%
Aqgen Liberty Management I, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 1/7/19[1]		106,180,000		106,909,987
Cooper Gay Swett & Crawford Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 4/16/20[1]		10,178,175		10,150,613
Cooper Gay Swett & Crawford Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 10/16/20[1]		4,010,000		3,969,900
National Financial Partners Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 7/1/20[1]		68,987,150		69,569,264

				190,599,764
Real Estate Management & Development—0.2%
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/5/20[1]		36,317,500		36,733,626
Health Care—12.2%
Biotechnology—0.3%
Grifols, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/1/17[1]		26,286,261		26,417,693
eResearch Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 5/2/18[1]		21,795,856		21,904,835

				48,322,528
Health Care Equipment & Supplies—7.0%
Alere, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 4.25%, 6/30/17[1]		14,468,830		14,565,294
Tranche B2, 4.25%-4.75%, 6/30/17[1]		11,998,511		12,078,505
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/3/19[1]		51,613,144		51,226,045
Aptalis Pharma, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 9/18/20[1]		52,656,000		53,094,782
Aptalis Pharma, Inc., Sr. Sec. Credit Facilities 1st lien Term Loan, Tranche B, 6%, 9/18/20[1]		57,044,000		57,519,348
BSN Medical GmbH & Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4%, 8/28/19[1]		26,600,000		26,633,250
Biomet, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.668%-3.751%, 7/25/17[1]		9,949,999		10,037,033

10	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Health Care Equipment & Supplies Continued
CT Technologies Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 10/2/19[1]	$	15,000,000	$	15,037,500
CT Technologies Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.25%, 10/2/20[1]		5,000,000		4,993,750
Capsugel Holdings US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%-4.75%, 8/1/18[1]		36,358,239		36,295,739
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/7/19[1]		43,756,125		44,248,381
Convatec Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 12/22/16[1]		59,305,216		59,774,201
Covis Pharmaceuticals Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 4/4/19[1]		35,647,745		35,618,051
DJO Finance LLC/DJO Finance Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/15/17[1]		63,567,733		63,726,652
Envision Acquisition Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 9/3/20[1]		42,690,000		42,583,275
Envision Acquisition Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 9/3/21[1]		5,000,000		5,012,500
GENEX Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 7/15/18[1]		23,250,000		23,482,500
Generic Drug Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/29/20[1]		25,348,218		25,548,899
Golden Gate National Senior Care LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/4/18[1]		58,219,573		56,327,437
HCR ManorCare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/6/18[1]		49,237,533		48,355,344
IASIS Healthcare LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.50%, 5/3/18[1]		48,924,534		49,309,570
Ikaria Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%, 7/3/18[1]		42,077,375		42,603,342
Ikaria, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 4.418%, 6/30/16[1]		12,425,551		12,177,040
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche C, 4.50%, 5/4/18[1]		40,841,804		41,224,696
Tranche D1, 4.50%, 5/4/18[1]		18,876,490		19,136,042
LHP Hospital Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%, 7/3/18[1]		32,407,958		31,111,640
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.50%, 11/30/18[1]		45,620,663		44,917,329
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.50%, 2/9/17[1]		51,845,216		52,331,265
P2 Lower Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 10/16/20[1]		28,425,000		28,567,125
PRA Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 9/1/20[1]		73,380,000		73,616,944

11	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Health Care Equipment & Supplies Continued
Sage Products Holdings III LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/13/19[1]	$	39,010,171	$	39,221,490
Trident USA Health Services, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 7/31/19[1]		35,340,000		35,413,613
US Renal Care, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 7/3/19[1]		38,592,684		39,075,092
US Renal Care, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 7/3/20[1]		4,735,000		4,814,903
United Surgical Partners International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 4/3/19[1]		20,082,532		20,179,691

				1,219,858,268
Health Care Providers & Services—3.4%
American Renal Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche B, 4.50%, 8/20/19[1]		42,598,494		42,199,133
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 7/2/18[1]		44,088,143		44,391,249
Ardent Medical Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 1/2/19[1]		2,500,000		2,559,375
Aveta, Inc./MMM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.75%, 12/12/17[1]		7,628,745		7,695,496
DaVita, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/20/16[1]		20,913,999		21,067,591
Emergency Medical Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%-5.25%, 5/25/18[1]		44,361,291		44,547,432
Genesis Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10%-10.603%, 12/4/17[1]		26,039,286		26,668,578
Genvita Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/16/19[1]		61,490,000		61,182,550
Kindred Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/1/18[1]		74,669,927		74,809,933
MSO of Puerto Rico, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.75%, 12/12/17[1]		5,548,168		5,596,714
Multiplan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/26/17[1]		48,208,219		48,625,027
Quintiles Transnational, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4%, 6/8/18[1]		42,250,220		42,461,133
RegionalCare Hospital Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 11/4/18[1]		24,335,173		24,213,497
Select Medical Holdings Corp., Sr. Credit Facilities 1st Lien Term Loan, Tranche B, 4%-5.178%, 6/1/18[1]		35,521,075		35,787,483
Steward Health Care System LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 4/10/20[1]		22,693,125		22,324,362
Surgery Center Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 4/11/19[1]		35,643,660		35,665,046
Surgery Center Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/11/20[1]		11,250,000		11,250,000

12	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Health Care Providers & Services Continued
Surgical Care Affiliates, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/29/18[1]	$	27,169,036	$	26,999,230
inVentiv Health, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 8/4/16[1]		19,281,949		19,028,873

				597,072,702
Pharmaceuticals—1.5%
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/15/17[1]		32,219,278		32,390,459
Catalent Pharma Solutions, Inc., Sr. Sec. Credit Facilities Term Loan, 6.50%, 12/31/17[1]		7,664,791		7,760,601
Healogics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/5/19[1]		21,390,006		21,617,275
Par Pharmaceutical, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 9/30/19[1]		68,971,640		69,264,424
Pharmaceutical Product Development, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/5/18[1]		27,870,557		28,105,645
Valeant Pharmaceuticals International, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/5/20[1]		108,056,049		108,326,189

				267,464,593
Industrials—22.5%
Aerospace & Defense—2.3%
AM General LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.25%, 3/22/18[1]		26,247,000		24,212,858
DAE Aviation Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B1, 6.25%, 11/2/18[1]		24,368,620		24,566,615
Tranche B2, 6.25%, 11/2/18[1]		11,047,108		11,136,865
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 4/20/17[1]		30,102,511		30,280,116
Doncasters Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 4/9/20[1]		40,578,556		40,984,342
Doncasters Group Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 10/10/20[1]		12,800,000		12,824,000
DynCorp International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%-6.658%, 7/7/16[1]		41,041,999		41,418,231
Evergreen Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 6/30/15[1]		3,296,556		3,230,625
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 5.75%, 2/14/20[1]		28,768,000		29,079,644
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.139%, 12/31/15		30,286,585		14,386,128
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.589%, 6/30/16		9,553,508		2,507,796
LMI Aerospace, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 12/28/18[1]		26,366,773		26,344,809
Landmark Aviation FBO Canada, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 10/25/19[1]		1,523,847		1,536,705

13	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Aerospace & Defense Continued
Landmark Aviation FBO Canada, Sr. Sec. Credit Facilities Lien Term Loan, Tranche B, 5.75%, 10/25/19[1]	$	17,981,391	$	18,133,117
Sequa Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 6/19/17[1]		46,055,881		46,509,255
TransDigm Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.75%, 2/28/20[1]		25,410,992		25,478,840
TurboCombustor Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 10/17/20[1]		19,005,000		18,945,609
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 12/28/19[1]		34,514,375		34,629,411

				406,204,966
Air Freight & Logistics—0.2%
US Airways, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.25%, 5/23/19[1]		34,300,000		34,404,135
Airlines—0.9%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 4.75%, 6/27/19[1]		93,655,338		94,416,287
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4%, 10/18/18[1]		25,988,637		26,141,970
United Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 4/1/19[1]		35,394,793		35,655,830

				156,214,087
Building Products—0.6%
ABC Supply Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.50%, 4/16/20[1]		26,440,000		26,515,275
Atrium Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 11.985%, 4/30/16[1]		32,123,250		31,882,326
NCI Building Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 6/24/19[1]		19,949,659		20,012,002
Wilsonart International Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 10/31/19[1]		30,496,374		30,235,874

				108,645,477
Commercial Services & Supplies—10.6%
ADS Waste Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 10/9/19[1]		32,851,750		33,101,555
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 12/18/17[1]		21,990,120		22,117,245
Advantage Sales & Marketing LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/17/18[1]		35,620,066		36,154,367
Alixpartners LLP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 7/10/20[1]		35,000,000		35,240,625
Alixpartners LLP, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 7/10/21[1]		13,600,000		13,894,671
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/3/17[1]		13,578,643		13,669,171
Allied Security Holdings LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 2/2/18[1]		7,475,000		7,524,836

14	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Commercial Services & Supplies Continued
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B1, 4.50%, 5/24/19[1]	$	59,599,874	$	59,651,071
Tranche B2, 3.50%, 7/8/20[1]		55,311,375		54,205,148
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%-6.658%, 3/16/17[1]		13,576,569		13,618,995
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 3/16/18[1]		8,940,000		9,083,335
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.42%, 5/9/17[1]		100,000,000		100,552,100
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 12/20/19[1]		42,231,124		42,072,758
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/21/20[1]		15,000,000		15,018,750
Edmentum, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 5/17/18[1]		28,097,442		28,271,871
Edmentum, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 5/17/19[1]		5,000,000		5,037,500
Expert Global Solutions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.50%, 4/3/18[1]		33,114,847		33,611,570
First Data Corp., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.17%, 3/23/18[1]		61,215,219		61,393,784
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.17%, 9/24/18[1]		20,000,000		20,060,000
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.17%, 3/24/17[1]		55,125,094		55,316,875
GCA Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 5.25%-6.164%, 11/1/19[1]		10,992,585		11,047,548
GCA Services Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 9.25%, 11/1/20[1]		13,145,000		13,358,606
Infogroup, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8%, 5/26/18[1]		20,857,460		18,458,852
Insight Global, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 10/31/19[1]		40,817,374		41,157,506
JHCI Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%-7.89%, 7/11/19[1]		27,431,250		27,448,175
JHCI Acquisition, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 7/11/20[1]		11,000,000		11,006,787
Language Line LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 6/20/16[1]		51,271,684		51,143,505
Language Line LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.50%, 12/20/16[1]		18,060,000		17,913,263
Livingston International, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 4/18/19[1]		30,224,250		30,249,427
Livingston International, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 4/17/20[1]		14,900,330		14,998,121
New Breed Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 10/1/19[1]		24,127,227		24,195,096

15	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Commercial Services & Supplies Continued
OPE USIC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 7/10/20[1]	$	47,381,250	$	47,716,851
Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.50%, 9/25/17[1]		2,084,992		2,102,910
Tranche C, 5.75%, 3/25/19[1]		34,075,603		34,325,855
Osmose Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 11/26/18[1]		23,986,788		24,096,720
Ozburn-Hessey Holding Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 5/23/19[1]		27,030,726		27,132,091
Pacific Industrial Services BidCo Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 9/24/18[1]		57,175,000		57,532,344
Pacific Industrial Services BidCo Pty Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 3/22/19[1]		19,060,000		19,357,813
Pitney Bowes Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 9/25/19[1]		23,760,000		23,799,608
Pitney Bowes Management Services, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.75%, 9/25/20[1]		7,605,000		7,566,975
Protection One, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/21/19[1]		31,202,619		31,280,626
STG-Fairway Acquisitions, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 2/28/19[1]		34,862,500		34,949,656
Sabre, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 2/19/19[1]		84,336,313		85,254,988
Sabre, Inc., Sr. Sec. Credit Facilities Incremental 1st Lien Term Loan, Tranche B2, 4.50%, 2/19/19[1]		33,450,000		33,533,424
Sourcehov, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 4/30/18[1]		35,436,188		35,724,107
Sourcehov, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/30/19[1]		13,680,000		13,872,382
Surveymonkey.com LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 2/7/19[1]		21,900,000		22,132,140
SymphonyIRI Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/26/20[1]		23,790,000		23,948,608
Synagro Infrastructure Co., Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.164%, 8/19/20[1]		25,000,000		24,656,250
Tervita Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 5/15/18[1]		51,397,236		51,509,693
Travelport LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 6/26/19[1]		141,861,466		144,680,962
TriNet HR Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 8/14/20[1]		50,000,000		49,796,250
TriNet HR Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 2/12/21[1]		20,000,000		19,787,500
Waste Corp. of America LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 3/23/18[1]		16,770,520		16,812,447

16	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Commercial Services & Supplies Continued
Wastequip LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/7/19[1]	$	21,446,250	$	21,553,481
West Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B8, 3.75%, 6/30/18[1]		29,112,230		29,246,408
WorldPay/Ship Midco Ltd., Sr. Sec. Credit Facilities Term Loan, Tranche C, 4.75%, 11/29/19[1]		28,205,000		28,310,769
iPayment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/20/17[1]		28,660,000		28,122,625

				1,859,376,596
Electrical Equipment—1.7%
Applied Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/8/16[1]		21,962,504		22,099,769
Applied Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 6/8/17[1]		8,755,000		8,842,550
Attachmate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.25%-8%, 11/22/17[1]		50,614,325		51,120,468
Attachmate Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11%, 11/22/18[1]		17,951,940		17,542,421
Freescale Semiconductor, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5%, 3/1/20[1]		81,505,862		82,361,266
Tranche B5, 5%, 1/15/21[1]		60,000,000		60,675,000
OpenLink Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.75%, 10/30/17[1]		16,573,158		16,635,308
Rocket Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 2/8/18[1]		19,587,842		19,642,943
Trizetto Group Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 5/2/18[1]		17,115,910		16,088,955

				295,008,680
Industrial Conglomerates—1.5%
Air Distribution Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 11/9/18[1]		37,022,147		37,284,375
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 1/31/20[1]		34,618,544		34,868,559
Excelitas Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 6%, 9/30/20[1]		2,027,650		2,035,675
Excelitas Technologies Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 9/30/20[1]		29,400,922		29,517,291
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 7/30/20[1]		95,880,000		96,038,010
Hillman Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%-5%, 5/28/17[1]		18,280,053		18,440,004
Minimax GmbH & Co. KG, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/7/20[1]		23,750,000		23,928,125
Sensus USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/9/17[1]		22,438,449		22,406,901

				264,518,940

17	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Machinery—2.3%
Accudyne Industries LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 12/13/19[1]	$	36,598,512	$	36,613,774
Alliance Laundry Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 12/10/18[1]		17,744,696		17,833,420
August Lux Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5%, 4/27/18[1]		2,546,659		2,572,126
August Lux Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5%, 4/27/18[1]		29,975,588		30,275,345
Boomerang Tube LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 11%, 10/11/17[1]		18,649,231		18,183,000
CPM Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.25%, 8/29/17[1]		20,690,850		20,846,031
International Equipment Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 8/16/19[1]		35,000,000		34,803,125
Milacron LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 3/28/20[1]		30,804,040		30,816,885
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7%, 7/11/18[1]		20,884,441		20,962,758
Rexnord LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/14/20[1]		81,750,000		81,967,128
Utex Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/10/20[1]		36,872,588		37,103,041
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 9/8/17[1]		73,957,428		73,710,928

				405,687,561
Marine—0.7%
Autoparts Holdings Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/29/17[1]		17,282,699		17,204,927
Commercial Barge Line Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 9/22/19[1]		32,282,776		31,959,947
Keystone Automotive Operations, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7%, 8/15/19[1]		22,000,000		22,316,250
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 8/17/17[1]		48,350,000		49,233,886

				120,715,010
Road & Rail—0.4%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4%, 12/21/17[1]		24,932,715		25,138,410
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 7.50%, 10/12/14[1]		4,378,461		4,334,676
Wabash National Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 5/8/19[1]		29,149,069		29,343,406

				58,816,492
Trading Companies & Distributors—1.3%
Home Loan Servicing Solutions, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 6/26/20[1]		32,683,088		33,132,480

18	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Trading Companies & Distributors Continued
JG Wentworth, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9%, 2/8/19[1]	$	40,343,826	$	42,058,439
Ocwen Financial Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 2/15/18[1]		46,695,362		47,273,218
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A2, 7%, 3/19/17[1]		56,320,092		58,062,524
iStar Financial, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/15/17[1]		48,156,527		48,472,579

				228,999,240
Information Technology—5.5%
Communications Equipment—0.2%
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/31/19[1]		29,027,996		29,191,279
Computers & Peripherals—0.8%
Dell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/11/20[1]		146,070,000		145,403,629
Electronic Equipment, Instruments & Components—0.3%
Aeroflex Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.50%, 11/9/19[1]		25,946,610		26,189,859
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 10/30/19[1]		27,861,229		28,052,775
Kronos, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 4/30/20[1]		9,093,000		9,403,681

				63,646,315
Internet Software & Services—0.7%
Avaya, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.762%, 10/26/17[1]		20,917,076		19,397,680
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B5, 8%, 3/31/18[1]		36,034,504		35,258,754
Blue Coat Systems, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 6/28/20[1]		5,800,000		5,887,000
Hyland Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term, Tranche B, 5.50%, 10/25/19[1]		20,045,570		20,175,866
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/1/20[1]		22,500,000		22,630,073
Mitchell International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 10/1/21[1]		15,000,000		15,211,875

				118,561,248
IT Services—0.5%
Sophia LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 7/19/18[1]		25,355,813		25,588,985
Vertafore, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 10/3/19[1]		60,530,825		60,846,070

				86,435,055
Office Electronics—1.0%
BMC Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 8/7/20[1]		153,460,000		155,070,896

19	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Office Electronics Continued
CDW LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 4/29/20[1]	$	13,730,599	$	13,676,253

				168,747,149
Semiconductors & Semiconductor Equipment—0.1%
NXP BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.75%, 1/10/20[1]		21,902,312		22,200,052
Software—1.9%
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.25%, 10/4/18[1]		63,711,531		64,229,187
Deltek, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 10/10/18[1]		54,169,606		54,432,003
Deltek, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 10/10/19[1]		12,265,000		12,397,867
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.25%, 4/5/18[1]		39,642,336		40,013,785
Ion Trading Technologies Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/22/20[1]		35,471,100		35,663,247
Ion Trading Technologies Ltd., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 5/22/21[1]		9,370,000		9,444,182
Petroleum Place, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.904%, 11/20/18[1]		17,424,000		17,467,560
RP Crown Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 12/21/18[1]		84,250,072		85,130,148
RP Crown Parent LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.25%, 12/21/19[1]		8,335,000		8,569,422

				327,347,401
Materials—9.7%
Chemicals—4.1%
AI Chem & Cy SCA, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B1, 4.50%, 10/4/19[1]		17,222,599		17,362,532
Tranche B2, 4.50%, 10/4/19[1]		8,935,979		9,008,584
Arysta LifeScience Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 5/29/20[1]		39,645,638		39,909,598
Ascend Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 4/10/18[1]		15,182,092		14,460,942
CeramTec GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 7/30/20[1]		29,886,689		30,054,801
CeramTec GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.25%, 8/30/20[1]		12,033,311		12,100,999
Cristal Inorganic Chemicals, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.998%, 11/15/14[1]		18,892,174		18,968,933
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 5/1/20[1]		33,413,220		33,761,286
DuPont Performance Coatings, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 2/1/20[1]		62,303,185		63,033,316
Houghton International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 12/20/19[1]		20,837,587		20,876,658

20	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Chemicals Continued
Houghton International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 12/21/20[1]	$	3,800,000	$	3,816,625
Ineos US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%-4.25%, 5/4/18[1]		68,039,558		68,347,846
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 6/7/20[1]		23,952,500		24,060,286
MacDermid, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.75%, 12/7/20[1]		13,295,000		13,538,737
Nexeo Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 5%, 9/8/17[1]		8,528,227		8,434,953
Tranche B, 5%, 9/9/17[1]		15,689,193		15,489,816
Nusil Technology LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 4/7/17[1]		25,037,387		24,802,662
OCI Beaumont LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 6.25%, 8/13/19[1]		22,266,250		22,600,244
OXEA Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.25%, 1/15/20[1]		32,760,000		32,882,850
OXEA Sarl, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/15/20[1]		8,880,000		8,988,229
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 8/7/17[1]		65,786,990		66,344,995
Royal Adhesives & Sealants LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 7/31/18[1]		31,873,557		32,232,135
Tata Chemicals North America, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 8/9/20[1]		19,950,000		19,987,406
Tronox, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 3/19/20[1]		88,099,200		88,947,155
Univar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 6/30/17[1]		30,003,011		29,562,356

				719,573,944
Construction Materials—1.3%
CPG International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 9/23/20[1]		35,000,000		35,043,750
Continental Building Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 8/14/20[1]		37,710,000		37,780,706
Continental Building Products LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 2/15/21[1]		3,790,000		3,815,268
Grohe Holding GmbH, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/18/17[1]		23,690,075		23,818,404
HD Supply, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 10/12/17[1]		19,957,064		20,084,570
Quikrete Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 9/18/20[1]		83,475,000		83,936,784
Quikrete Co., Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7%, 3/19/21[1]		9,530,000		9,750,381

21	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Construction Materials Continued
Roofing Supply Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 5/31/19[1]	$	17,399,811	$	17,537,565

				231,767,428
Containers & Packaging—1.1%
Caraustar Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 5/1/19[1]		18,716,164		19,106,078
Consolidated Container Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 7/3/19[1]		35,007,718		35,327,163
Exopack LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 5%, 5/31/17[1]		33,187,093		33,187,093
Tranche B, 5.25%, 4/11/19[1]		33,340,000		33,860,938
Expera Specialty Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.50%, 12/26/18[1]		37,406,250		37,967,344
Pact Group Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 5/29/20[1]		19,142,025		19,034,351
Xerium Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 5/17/19[1]		19,600,875		19,723,380

				198,206,347
Metals & Mining—2.5%
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.408%, 12/19/13[2]		1,890,661		189
Arch Coal, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 5/16/18[1]		53,646,537		52,129,360
Bowie Resources Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.75%, 8/16/20[1]		20,000,000		20,187,500
Constellium Holdco BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 3/25/20[1]		20,569,169		21,134,820
Fairmount Minerals Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 9/3/19[1]		94,118,330		94,983,560
Foresight Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%, 8/19/20[1]		40,000,000		40,150,000
Fortescue Metals Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.25%, 10/18/17[1]		73,053,196		73,347,892
Murray Energy Holdings Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 5/24/19[1]		17,456,250		17,451,886
Noranda Aluminum Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/28/19[1]		32,966,415		30,411,518
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.25%, 8/31/20[1]		50,000,000		49,843,750
Walter Industries, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%-6.75%, 4/2/18[1]		33,673,561		33,072,253

				432,712,728
Paper & Forest Products—0.7%
Berlin Packaging LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/2/19[1]		21,997,503		22,157,909

22	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Paper & Forest Products Continued
Berlin Packaging LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 4/2/20[1]	$	7,510,000	$	7,660,200
Paperweight Development Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%-6.658%, 6/28/19[1]		56,244,038		56,876,782
Tekni-Plex, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.50%-6.411%, 8/10/19[1]		30,847,688		31,001,926

				117,696,817
Telecommunication Services—3.7%
Diversified Telecommunication Services—3.2%
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%, 8/13/20[1]		39,999,999		39,867,840
Convergeone LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.25%, 5/8/19[1]		21,914,400		21,786,573
Endurance International Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.25%, 11/9/19[1]		25,517,000		25,665,841
Endurance International Group, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.25%, 5/9/20[1]		22,545,000		22,911,356
Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]		63,440,028		64,758,375
Global Tel Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5%, 5/23/20[1]		50,833,080		49,689,335
Global Tel Link Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 11/23/20[1]		25,000,000		24,281,250
IPC Systems, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.75%, 7/31/17[1]		45,168,694		44,274,354
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 7.75%, 7/31/17[1]		9,505,739		9,317,526
Integra Telecom, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 2/22/19[1]		25,865,025		26,156,007
Integra Telecom, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.75%, 2/21/20[1]		8,000,000		8,226,000
LTS Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, 4/13/20[1]		42,453,600		42,652,622
LTS Buyer LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8%, 4/12/21[1]		22,426,943		22,576,463
Level 3 Financing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan: Tranche B, 3.945%, 1/15/20[1]		71,000,000		71,470,020
Tranche BIII, 3.945%, 8/1/19[1]		8,865,000		8,890,859
Securus Technologies Holdings, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.75%, 4/30/20[1]		30,830,000		30,444,625
Securus Technologies Holdings, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9%, 4/30/21[1]		13,245,000		13,120,828
U.S. TelePacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 2/23/17[1]		43,724,375		43,779,030

				569,868,904

23	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount		Value
Wireless Telecommunication Services—0.5%
Cricket Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, Tranche C, 4.75%, 3/8/20[1]	$	34,633,200	$	34,836,116
NTELOS, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.75%, 11/9/19[1]		35,270,405		35,380,625
Syniverse Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4%, 4/23/19[1]		17,451,387		17,520,459

				87,737,200
Utilities—1.5%
Electric Utilities—1.2%
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.375%, 8/7/19[1]		62,407,281		61,861,217
Alinta Energy Finance Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 0.50%, 8/31/19[1]		4,082,719		4,046,996
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, Tranche B, 3.64%, 10/19/15[1]		10,376,703		6,381,672
InterGen NV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 6/5/20[1]		39,900,000		40,049,625
La Frontera Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.50%, 9/30/20[1]		32,782,065		33,053,534
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.018%, 2/22/15[1]		33,205,472		21,583,557
Moxie Liberty LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 7.50%, 8/20/20[1]		36,000,000		35,955,000

				202,931,601
Energy Traders—0.1%
Dynegy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4%, 4/23/20[1]		22,350,697		22,390,615
Gas Utilities—0.2%
Panda Temple Power II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.25%, 4/3/19[1]		20,500,000		20,833,125
Power Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.25%-4.25%, 5/6/20[1]		1,777,777		1,751,111
Power Buyer LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 5/6/20[1]		14,186,667		14,016,426

				36,600,662

Total Corporate Loans (Cost $17,035,812,639)				17,108,631,761
Corporate Bonds and Notes—0.6%
Catalyst Paper Corp., 11% Sr. Sec. Nts., 10/30/17[4]		3,598,617		2,069,205
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 11.75% Sec. Nts., 3/1/22[5]		26,860,000		31,023,300
Erickson Air-Crane, Inc., 6% Sub. Nts., 11/2/20		2,744,300		2,509,465
First Data Corp., 6.75% Sr. Sec. Nts., 11/1/20[5]		8,870,000		9,435,463
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[5]		5,500,000		5,953,750
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75% Sr. Sec. Nts., 1/15/19		38,100,000		39,624,000

24	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

		Principal Amount	Value
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[5]	$	10,880,000	$6,555,200

Total Corporate Bonds and Notes (Cost $96,732,204)			97,170,383

		Shares
Preferred Stocks—0.0%
Alpha Media Group, Inc., Preferred [3,6] (Cost $0)		1,145	—
Common Stocks—0.1%
Alpha Media Group, Inc. [3,6]		8,587	—
Cinram International Income Fund [6]		17,849,008	—
Eningen Realty, Inc. [6]		1,642	7,184
Revel Entertainment [6]		433,506	—
Young Broadcasting, Inc., Cl. A [6]		2,003	20,680,975

Total Common Stocks (Cost $54,950,257)			20,688,159

		Units
Rights, Warrants and Certificates—0.5%
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp. 12/18/16[6]		35,695	22,309,375
Young Broadcasting, Inc. Wts., Strike Price $0.01, Exp. 12/24/24[6]		5,994	61,888,050

Total Rights, Warrants and Certificates (Cost $21,941,536)			84,197,425

		Shares
Investment Companies—2.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.11% [3,7]		329,538,409	329,538,409
Oppenheimer Short Duration Fund, Cl. Y [3]		7,507,599	75,226,146

Total Investment Companies (Cost $404,764,555)			404,764,555
Total Investments, at Value (Cost $17,614,201,191)		101.2%	17,715,452,283
Liabilities in Excess of Other Assets		(1.2)	(213,924,958)

Net Assets		100.0%	$17,501,527,325

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

25	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows

	Shares/Principal	Gross	Gross	Shares/Principal
	July 31, 2013	Additions	Reductions	October 31, 2013
Alpha Media Group, Inc.	8,587	—	—	8,587
Alpha Media Group, Inc., Preferred	1,145	—	—	1,145
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16	25,238,104	790,794	—	26,028,898
Oppenheimer Institutional Money Market Fund, Cl. E	1,101,188,372	1,526,574,776	2,298,224,739	329,538,409
Oppenheimer Short Duration Fund, Cl. Y	7,501,219	6,380	—	7,507,599

			Value	Income
Alpha Media Group, Inc.			$—	$—
Alpha Media Group, Inc., Preferred			—	—
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.05%, 7/15/16			2,602,890	79,079
Oppenheimer Institutional Money Market Fund, Cl. E			329,538,409	176,901
Oppenheimer Short Duration Fund, Cl. Y			75,226,146	63,936

			$407,367,445	$319,916

4. Interest or dividend is paid-in-kind, when applicable.

5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $52,967,713 or 0.30% of the Fund’s net assets as of October 31, 2013.

6. Non-income producing security.

7. Rate shown is the 7-day yield as of October 31, 2013.

Notes to Statement of Investments

Securities on a When-Issued or Delayed Delivery Basis. The Fund purchases and sells interests in Senior Loans and other portfolio securities on a “when issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

Senior Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for some Senior Loans. As a result, some Senior Loans are illiquid, which may make it difficult for the Fund to value them or dispose of them at an acceptable price when necessary. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

26	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

As of October 31, 2013, securities with an aggregate market value of $17,108,631,761 , representing 97.76% of the Fund’s net assets were comprised of Senior Loans.

Credit Risk.Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund’s investments in senior loans are subject to risk of missing an interest payment. Information concerning securities not accruing income as of October 31, 2013 is as follows:

Cost	$26,951,303
Market Value	$2,771,917
Market Value as a % of Net Assets	0.02%

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing

27	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those

28	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$17,108,631,572	$189	$17,108,631,761
Corporate Bonds and Notes	—	97,170,383	—	97,170,383
Preferred Stocks	—	—	—	—
Common Stocks	—	20,680,975	7,184	20,688,159
Rights, Warrants and Certificates	—	61,888,050	22,309,375	84,197,425
Investment Companies	404,764,555	—	—	404,764,555
Total Assets	$404,764,555	$17,288,370,980	$22,316,748	$17,715,452,283

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfer between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Common Stocks	$(16,256,475)	$16,256,475
Total Assets	$(16,256,475)	$16,256,475

*Transferred from Level 2 to Level 3 because of the lack of observable market data.

29	Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS October 31, 2013 (Unaudited)

Loan Commitments

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $99,644,941 at October 31, 2013. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At October 31, 2013, these commitments have a market value of $100,184,099 and have been included as Corporate Loans in the Statement of Investments.

Federal Taxes. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$	17,618,690,144

Gross unrealized appreciation	$	249,936,870
Gross unrealized depreciation		(153,174,731)

Net unrealized appreciation	$	96,762,139

30	Oppenheimer Senior Floating Rate Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/9/2013